Operating expenses - Summary of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (45)	€ (176)	€ (292)
Amortization expense of tangible assets	(1,515)	(1,579)	(1,478)
Utilization of provisions		145	55
Provision for charges	(68)	(40)	(164)
Reversal of provision for disputes		19
Total depreciation, amortization and provision expenses	(1,628)	(1,630)	(1,879)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(34)	(152)	(289)
Amortization expense of tangible assets	(1,109)	(1,250)	(1,208)
Utilization of provisions		145	0
Provision for charges	(68)	0	(112)
Reversal of provision for disputes		0
Total depreciation, amortization and provision expenses	(1,211)	(1,257)	(1,609)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(10)	(23)	(3)
Amortization expense of tangible assets	(406)	(329)	(270)
Utilization of provisions		0	55
Provision for charges	0	(40)	(52)
Reversal of provision for disputes		19
Total depreciation, amortization and provision expenses	€ (416)	€ (373)	€ (270)